Contracts in Progress	6 Months Ended
Jun. 30, 2017
Contractors [Abstract]
Contracts in Progress

NOTE 4:-	CONTRACTS IN PROGRESS

Amounts included in the financial statements, which relate to costs and estimated earnings in excess of billings on uncompleted contracts are classified as assets. Billings in excess of costs and estimated earnings on uncompleted contracts are classified as liabilities. Summarized below are the components of the amounts:

Costs and estimated earnings in excess of billings on uncompleted contracts:

	June 30, 2017	December 31, 2016
	Unaudited

Costs incurred on uncompleted contracts	$20,691	$21,616
Estimated earnings	7,434	9,067

	28,125	30,683
Less - billings and progress payments	26,832	28,879

Costs and estimated earnings in excess of billings on uncompleted contracts	1,293	1,804

Less: Long-term portion	680	708
Costs and estimated earnings in excess of billings on uncompleted contracts - Current portion	$613	$1,096